INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Components of earnings before income taxes [Abstract]
U.S.	$ 140,106	$ 115,231	$ 79,365
Foreign	20,565	15,771	16,348
Total	$ 160,671	$ 131,002	$ 95,713